Loans (Accruing And Non-Accruing Loans By Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 19,589,520	[1]	$ 17,686,502	[1]	$ 16,230,166
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	12,148,087		10,436,390		9,007,286
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	4,523,752	[2]	4,766,518	[2]	5,048,071
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,135,523		1,674,935		1,277,717
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	423,125		454,123		538,961
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	359,033		354,536		$ 358,131
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	9,754,921		8,442,039
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,045,189		1,669,908
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	307,445	[3]	308,366	[4]
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,087,450		1,585,721
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	43,155		68,126
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,691,583		2,083,015
R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,830,593		2,679,323
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	191,651		190,608
Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	167,330		163,875
C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	40,532		16,077
CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	4,918		21,088
RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,576		4,180
Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	52		53
Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	19,377,918		17,433,207
Total Accruing	19,443,873		17,507,404
Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	42,570		50,896
Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	23,385		23,301
Accruing | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	12,105,988		10,401,549
Total Accruing	12,115,351		10,410,077
Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	9,106		7,445
Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	257		1,083
Accruing | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,398,825		4,607,774
Total Accruing	4,440,940		4,655,426
Accruing | Consumer Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	26,005		30,984
Accruing | Consumer Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	16,110		16,668
Accruing | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,132,446		1,661,668
Total Accruing	2,132,747		1,666,251
Accruing | Commercial Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	301		4,422
Accruing | Commercial Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		161
Accruing | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	385,972		412,879
Total Accruing	395,944		422,471
Accruing | Permanent Mortgage Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	4,544		5,601
Accruing | Permanent Mortgage Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,428		3,991
Accruing | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	354,687		349,337
Total Accruing	358,891		353,179
Accruing | Credit Card And Other Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,614		2,444
Accruing | Credit Card And Other Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,590		1,398
Accruing | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	9,720,231		8,413,480
Total Accruing	9,725,453		8,419,173
Accruing | General C I [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,199		5,411
Accruing | General C I [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	23		282
Accruing | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,041,408		1,667,334
Total Accruing	2,045,130		1,669,800
Accruing | Loans To Mortgage Companies [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,722		1,971
Accruing | Loans To Mortgage Companies [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		495
Accruing | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	304,236	[3]	305,027	[4]
Total Accruing	304,236	[3]	305,027	[4]
Accruing | TRUPs [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0	[3]	0	[4]
Accruing | TRUPs [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0	[3]	0	[4]
Accruing | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,085,455		1,576,954
Total Accruing	2,085,469		1,578,317
Accruing | Income C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	14		1,363
Accruing | Income C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Accruing | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,182		66,846
Total Accruing	42,360		66,846
Accruing | Residential C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	178		0
Accruing | Residential C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Accruing | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,602,640		1,972,286
Total Accruing	1,631,496		2,004,776
Accruing | Home Equity [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	17,997		21,570
Accruing | Home Equity [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	10,859		10,920
Accruing | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,794,866		2,631,419
Total Accruing	2,807,868		2,646,470
Accruing | R E Installment Loans [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,844		9,394
Accruing | R E Installment Loans [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,158		5,657
Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	188,573		187,807
Total Accruing	191,651		190,608
Accruing | Credit Card | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,622		1,576
Accruing | Credit Card | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,456		1,225
Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	166,062		161,477
Total Accruing	167,188		162,518
Accruing | Other Consumer Loans Class | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	992		868
Accruing | Other Consumer Loans Class | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	134		173
Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	40,113		15,708
Total Accruing	40,532		16,077
Accruing | C&I Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	185		63
Accruing | C&I Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	234		306
Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,809		17,868
Total Accruing	4,918		21,088
Accruing | CRE Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	109		3,059
Accruing | CRE Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		161
Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,319		4,069
Total Accruing	1,576		4,180
Accruing | RE Installment Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	164		20
Accruing | RE Installment Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	93		91
Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	52		53
Total Accruing	52		53
Accruing | Other Purchased Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Accruing | Other Purchased Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	93,158		107,240
Total Non-Accruing	145,647		179,098
Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	9,612		12,079
Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	42,877		59,779
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,106		3,649
Total Non-Accruing	32,736		26,313
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	374		1,114
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	16,256		21,550
Non-Accruing | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	64,953		87,665
Total Non-Accruing	82,812		111,092
Non-Accruing | Consumer Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	6,584		8,268
Non-Accruing | Consumer Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	11,275		15,159
Non-Accruing | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	232		831
Total Non-Accruing	2,776		8,684
Non-Accruing | Commercial Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	460		282
Non-Accruing | Commercial Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,084		7,571
Non-Accruing | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	11,867		14,475
Total Non-Accruing	27,181		31,652
Non-Accruing | Permanent Mortgage Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,194		2,415
Non-Accruing | Permanent Mortgage Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	13,120		14,762
Non-Accruing | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		620
Total Non-Accruing	142		1,357
Non-Accruing | Credit Card And Other Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Credit Card And Other Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	142		737
Non-Accruing | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,106		3,649
Total Non-Accruing	29,468		22,866
Non-Accruing | General C I [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	374		1,114
Non-Accruing | General C I [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	12,988		18,103
Non-Accruing | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	59		108
Non-Accruing | Loans To Mortgage Companies [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Loans To Mortgage Companies [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	59		108
Non-Accruing | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0	[3]	0	[4]
Total Non-Accruing	3,209	[3]	3,339	[4]
Non-Accruing | TRUPs [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0	[3]	0	[4]
Non-Accruing | TRUPs [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,209	[3]	3,339	[4]
Non-Accruing | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	232		831
Total Non-Accruing	1,981		7,404
Non-Accruing | Income C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	460		282
Non-Accruing | Income C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,289		6,291
Non-Accruing | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	795		1,280
Non-Accruing | Residential C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Residential C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	795		1,280
Non-Accruing | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	46,964		61,317
Total Non-Accruing	60,087		78,239
Non-Accruing | Home Equity [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	4,201		6,619
Non-Accruing | Home Equity [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,922		10,303
Non-Accruing | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	17,989		26,348
Total Non-Accruing	22,725		32,853
Non-Accruing | R E Installment Loans [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,383		1,649
Non-Accruing | R E Installment Loans [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,353		4,856
Non-Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Non-Accruing | Credit Card | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Credit Card | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		620
Total Non-Accruing	142		1,357
Non-Accruing | Other Consumer Loans Class | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Consumer Loans Class | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	142		737
Non-Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Non-Accruing | C&I Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | C&I Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Total Non-Accruing	0		0
Non-Accruing | Other Purchased Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Purchased Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	$ 0		$ 0

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]

Balances as of December 31, 201 6 and 2015, include $ 35.9 million and $ 52.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.

[3]	TRUPS is presented net of the valuation allowance of $25.5 million .
[4]	TRUPS is presented net of the valuation allowance of $25.5 million.